[FIRST AMERICAN FUNDS(TM) LOGO]

2002
ANNUAL REPORT

ASSET ALLOCATION
FUNDS
CLASS A, CLASS B, AND CLASS C SHARES

OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN, INDEPENDENT-STYLE FIRM, BACKED BY THE RESOURCES AND STABILITY OF A LEADING FINANCIAL ORGANIZATION.

OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.

OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR INVESTMENT NEEDS AND MEASURE OUR PERFORMANCE AGAINST YOUR GOALS.

FIRST AMERICAN FUNDS

ON THE COVER

OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

TABLE OF CONTENTS


Message to Shareholders                     1

Report of Independent Auditors             13

Schedule of Investments                    14

Statements of Assets and Liabilities       16

Statements of Operations                   17

Statements of Changes in Net Assets        18

Financial Highlights                       20

Notes to Financial Statements              24

Notice to Shareholders                     29

OUR FUND FAMILY

HIGHER RISK AND RETURN POTENTIAL

SECTOR FUNDS

INTERNATIONAL FUNDS

SMALL CAP FUNDS

MID CAP FUNDS

LARGE CAP FUNDS

INDEX FUNDS

GROWTH & INCOME FUNDS

-    ASSET ALLOCATION FUNDS

     -    STRATEGY AGGRESSIVE ALLOCATION FUND

     -    STRATEGY GROWTH ALLOCATION FUND

     -    STRATEGY GROWTH & INCOME ALLOCATION FUND

     -    STRATEGY INCOME ALLOCATION FUND

INCOME FUNDS

TAX FREE INCOME FUNDS

MONEY MARKET FUNDS

LOWER RISK AND RETURN POTENTIAL

ASSET ALLOCATION FUNDS ARE COMPRISED OF HOLDINGS IN SEVERAL DIFFERENT FIRST AMERICAN FUNDS, WHICH MAY INCLUDE SMALL-CAP, MID-CAP, LARGE-CAP, MONEY MARKET, HIGH-YIELD, INTERNATIONAL, AND/OR SECTOR FUNDS. THE INVESTMENT ADVISOR ALLOCATES AND REALLOCATES THE FUNDS' ASSETS AMONG THE UNDERLYING FIRST AMERICAN FUNDS WITHIN RANGES DESIGNED TO MEET THE INVESTMENT OBJECTIVES. SEE THE FUNDS' PROSPECTUS FOR AN ILLUSTRATION OF THESE RANGES AND SPECIAL RISKS WHICH MAY BE ASSOCIATED WITH THE UNDERLYING FUNDS. MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

[GRAPHIC]

MESSAGE TO SHAREHOLDERS  NOVEMBER 15, 2002

DEAR SHAREHOLDERS:

In these times of challenges and uncertainty that affect nearly all investors, we want to thank you for the confidence you've shown in the First American Funds family. Although this past year has been a trying time for many of us, with numerous obstacles thrown in our path, our commitment to your financial success is stronger than ever.

We continue to put the full extent of our resources and capabilities to work for your benefit, which includes better focusing those resources to serve your needs. One way we have accomplished this goal is by merging funds with similar investment objectives within our fund family. This has enabled us to add new products to better serve your needs with existing resources. We also continue to make advancements to our website, firstamericanfunds.com, a valuable tool for your investing needs.

The importance of a diversified portfolio is as imperative now as it ever has been. At First American Funds, we provide a wide variety of investment vehicles to fit your investing needs, including the addition of new products to our existing line-up. This past year we added three new funds: the Ohio Tax Free Fund, which has an objective of providing income generally exempt from both state of Ohio and federal income tax; the Short Tax Free Fund, which has an objective of providing current income exempt from federal income tax to the extent consistent with preservation of capital; and the Intermediate Government Bond Fund, which has an objective of providing current income that is exempt from state income tax, to the extent consistent with preservation of capital. In addition, to help those of you working hard to save for college education for yourselves, your children, or your grandchildren, First American funds are now offered in a tax-advantaged 529 college savings plan. By continuing to make improvements such as these, we strive to provide answers to your ever-changing financial needs.

We invite you to take a few minutes to review the results of the past year and the associated comments on the performance of the markets and your funds in the pages of this annual report. Once again, thank you for your support of the First American family of funds.

Sincerely,

/s/ Virginia L. Stringer                  /s/ Thomas S. Schreier, Jr.               /s/ Mark Jordahl

VIRGINIA L. STRINGER                      THOMAS S. SCHREIER, JR.                   MARK JORDAHL
CHAIRPERSON OF THE BOARD                  PRESIDENT                                 VICE PRESIDENT, INVESTMENTS
FIRST AMERICAN STRATEGY FUNDS, INC.       FIRST AMERICAN STRATEGY FUNDS, INC.       FIRST AMERICAN STRATEGY FUNDS, INC.

[GRAPHIC]

A TIME OF CHALLENGE AND UNCERTAINTY

Investors may be relieved that the past year is behind us. Rarely have there been periods where the investment markets were more difficult as the bear market environment, which began in early 2000, continued in full force.

A wide array of challenges emerged over the past year to disrupt the investing environment. In October 2001, the nation was still reeling from the impact of the unprecedented terrorist attacks of September 11 and subsequent threats. War in Afghanistan was imminent and, later, tensions rose in the Middle East and between India and Pakistan, threatening to broaden the conflict. At home, corporate accounting problems that first came to prominence with the Enron scandal spread to a number of other prominent companies. On the economic front, the recovery that appeared to begin in early 2002 suddenly became less vibrant than many expected. Ultimately, there was little positive news to encourage investors.

STOCKS RISE, THEN FALL

What began as an optimistic view of the economy caused a brief rally in stocks in the closing months of 2001. However, the optimism faded as bad news overwhelmed the positive signals. This included limited spending by companies on new equipment. While government spending increased, particularly in areas related to defense and homeland security, it was up to consumers to keep the economy afloat.

Unfortunately, this wasn't enough to improve corporate profitability to levels that could sustain stock prices. Although large-cap stocks were the hardest hit sector of the market, small- and mid-cap stocks also could not avoid the general weakness that dominated the market.

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[GRAPHIC]

BONDS THE BENEFICIARY AGAIN

Interest rates began this past fiscal year at fairly low levels and, surprisingly, continued to decline for much of the year. This was a reflection of both a weaker-than-expected economic recovery and a desire by investors to find less volatile alternatives for their money. Once again, U.S. Treasury securities, as well as tax-exempt bonds issued by government entities, were the biggest beneficiaries of the interest-rate trend. But not all parts of the bond market participated in the rally. Corporate bonds, particularly those from lower-rated issuers, were negatively affected by many of the same factors that plagued the equity markets.

POSITIVE FUNDAMENTALS FIGHT FOR CENTER STAGE

While the economy is growing and corporate profits are improving, the headlines of the day have proven to be extremely distracting. Still, there are reasons to believe that better times are ahead. The U.S. economy is likely to continue to grow at a moderate level without triggering any serious inflation threat. As a result, the environment should improve for the stock market and still remain viable for bond investors. However, it seems likely that markets will continue to be somewhat volatile for the foreseeable future.

Now, more than ever, it is important to be aware of all of the investment options available to you. A valuable lesson of the extended bear market is that an appropriately diversified portfolio is critical to help you both achieve your goals and do so within your comfort level. We're proud to offer you a full range of options in the First American family of funds that can help keep you on the right path in order to meet your financial goals. Thanks to our wide variety of investment choices, we're confident you can find solutions to help fulfill your objectives for years to come.

STRATEGY AGGRESSIVE ALLOCATION

INVESTMENT OBJECTIVE: HIGH CAPITAL GROWTH

With equities again struggling across virtually all segments of the market, the First American Strategy Aggressive Allocation Fund (the "Fund") posted a decline of 15.36% for Class Y shares for the fiscal year ended September 30, 2002 (Class A shares declined 15.58% at net asset value). For the same period, the Fund's benchmarks experienced significantly varied performance. The S&P 500 Composite Index fell 20.49%, while the Lehman U.S. Government/Credit Bond Index gained 9.21%*.

What started out as a reasonably positive investment environment for the Fund as its fiscal year began, gradually changed. Positive returns in the first few months of the period gave way to a change in investor sentiment. Concerns were raised about whether the U.S. economy could grow fast enough to give corporate earnings the boost they needed in order to propel stock prices higher. In addition, growing anxiety tied to corporate accounting practices and fears related to global conflicts appeared to work in concert to send stock prices dramatically lower.

The Fund's strategic approach to the market stayed constant during the year, with 90% of the portfolio invested in equity funds and the other 10% in fixed-income funds. Only the small, fixed-income component made a positive contribution to the Fund's return during the year. On the equity side, the best-returning segment (though still posting a negative return) was the Fund's international component. Positive returns in a small position in the First American Emerging Markets Fund worked to the portfolio's benefit. Mid- and small-cap stock funds held up better than large-cap funds. Positions in growth-oriented funds proved to be the worst performers during the year, with value funds generally declining at a lesser rate over the 12-month period.

The challenges of the past year proved the value of owning a diversified portfolio across broad segments of the investment markets. Even with a tilt toward aggressive growth, the Fund was able to outpace the stock market as a whole, thanks to contributions from diverse segments of the market. Although bonds have enjoyed a leadership position in the Fund for the past two years, with interest rates at such low levels, they may be less appealing in the months ahead. On the other hand, equity markets could begin to benefit from a more favorable environment going forward, which may create positive opportunities for the portfolio.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002                                           SINCE INCEPTION(5)
                                                                  ---------------------
                                         1 YEAR       5 YEAR      10/01/96      9/24/01
---------------------------------------------------------------------------------------
Class A NAV                                -15.58%        --            --      -12.64%
Class A POP                                -20.22%        --            --      -17.33%
Class B NAV                                -16.22%        --            --      -13.30%
Class B POP                                -20.30%        --            --      -17.45%
Class C NAV                                -16.11%        --            --      -13.19%
Class C POP                                -17.79%        --            --      -14.83%
Class S                                    -15.65%    -3.44%         1.08%           --
Class Y                                    -15.36%        --            --      -12.43%
S&P 500 Composite Index(3)                 -20.49%    -1.63%         4.43%      -20.49%
Lehman U.S. Government/Credit
  Bond Index(4)                              9.21%     7.93%         8.15%        9.21%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

[CHART]

VALUE OF A $10,000 INVESTMENT(1,2) AS OF SEPTEMBER 30, 2002


CLASS S
                    FIRST AMERICAN STRATEGY                                   LEHMAN U.S. GOVERNMENT/
                 AGGRESSIVE ALLOCATION FUND   S&P 500 COMPOSITE INDEX(3)          CREDIT BOND INDEX(4)
        10/1996                     $10,000                     $10,000                       $10,000
         9/1997                     $12,706                     $13,668                       $10,709
         9/1998                     $11,455                     $14,903                       $12,084
         9/1999                     $13,808                     $19,044                       $11,888
         9/2000                     $17,036                     $21,574                       $12,687
         9/2001                     $12,647                     $15,831                       $14,359
         9/2002                     $10,667                     $12,670                       $15,713
CLASS Y
         9/2001                     $10,000                     $10,000                       $10,000
         9/2002                      $8,738                      $7,951                       $10,921

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001) and Class Y shares. Performance for Class A, Class B, and Class C is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

STRATEGY GROWTH ALLOCATION

INVESTMENT OBJECTIVE: CAPITAL GROWTH WITH MODERATE CURRENT INCOME

The investment environment again proved to be challenging for equity investors for the fiscal year ended September 30, 2002. In that time, the First American Strategy Growth Allocation Fund (the "Fund") declined 12.84% for Class Y shares (Class A shares lost 13.04% at net asset value). For the same period, the Fund's benchmarks experienced significantly varied performance. The S&P 500 Composite Index fell 20.49%, while the Lehman U.S. Government/Credit Bond Index rose 9.21%*.

The environment continued to be quite challenging for investors with a growth orientation. After opening the fiscal year strong, equity markets began to weaken in early 2002, and generally moved in a negative direction for much of the rest of the year. Investors appeared to be troubled by a series of external events ranging from corporate governance problems to ongoing threats of terrorism and global tensions. At the same time, economic fundamentals, thought to be improving early in the Fund's 12-month fiscal period, also raised concerns. This made it difficult for stock investors to find any positive momentum. On the other hand, interest rates continued to move lower, and bonds generally enjoyed another solid year of performance.

The Fund's strategic allocation was maintained throughout the year, with about 75% of the portfolio invested in equity funds and 25% in fixed-income funds. All equity funds in the portfolio declined for the year, with large-cap growth holdings the worst-performing segment. Small-cap and mid-cap funds held up slightly better, but were still in negative territory. One bright spot in the equity portfolio was the First American Emerging Markets Fund, which enjoyed positive returns for the year. The portfolio's holdings in fixed-income funds worked fairly well, as this group benefited from the favorable interest-rate environment.

The markets have shown significant volatility over the past year, a trend that is likely to continue in the near term. It appears that interest rates are at or near their lowest levels for the current economic cycle, which could indicate that a more cautious approach may be needed in the months ahead. By contrast, coming off very low levels, stocks may be more attractively valued. While a number of issues continue to cause the markets to move up and down in dramatic fashion, equity funds may provide better performance in the months ahead.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002                                                   SINCE INCEPTION(5)
                                                                           ------------------
                                                    1 YEAR     5 YEAR      10/01/96  9/24/01
---------------------------------------------------------------------------------------------
Class A NAV                                        -13.04%         --         --     -10.50%
Class A POP                                        -17.79%         --         --     -15.34%
Class B NAV                                        -13.65%         --         --     -11.11%
Class B POP                                        -17.75%         --         --     -15.27%
Class C NAV                                        -13.59%         --         --     -11.15%
Class C POP                                        -15.26%         --         --     -12.87%
Class S                                            -13.10%     -1.92%       1.88%         --
Class Y                                            -12.84%         --         --     -10.39%
S&P 500 Composite Index(3)                         -20.49%     -1.63%       4.43%    -20.49%
Lehman U.S. Government/Credit
     Bond Index(4)                                   9.21%      7.93%       8.15%      9.21%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

STRATEGY GROWTH ALLOCATION


VALUE OF A $10,000 INVESTMENT(1,2) AS OF SEPTEMBER 30, 2002

CLASS S
                   FIRST AMERICAN STRATEGY                                  LEHMAN U.S. GOVERNMENT/
                    GROWTH ALLOCATION FUND    S&P 500 COMPOSITE INDEX(3)       CREDIT BOND INDEX(4)
        10/1996                    $10,000                      $10,000                     $10,000
         9/1997                    $12,323                      $13,668                     $10,709
         9/1998                    $11,589                      $14,903                     $12,084
         9/1999                    $13,480                      $19,044                     $11,888
         9/2000                    $16,130                      $21,574                     $12,687
         9/2001                    $12,869                      $15,831                     $14,359
         9/2002                    $11,183                      $12,670                     $15,713
CLASS Y
         9/2001                    $10,000                      $10,000                     $10,000
         9/2002                     $8,944                       $7,951                     $10,921

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001) and Class Y shares. Performance for Class A, Class B, and Class C is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns.

(3) An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

STRATEGY GROWTH & INCOME ALLOCATION

INVESTMENT OBJECTIVE: CAPITAL GROWTH AND CURRENT INCOME

Positive contributions from fixed-income markets helped to offset a severe bear market environment for stocks. The First American Strategy Growth & Income Allocation Fund (the "Fund") declined 9.73% for Class Y shares for the fiscal year ended September 30, 2002 (Class A shares lost 9.91% at net asset value). The markets' varied results reflect the performance of the Fund's benchmarks. The S&P 500 Composite Index lost 20.49%, while the Lehman U.S. Government/ Credit Bond Index rose 9.21% over the same period of time*.

The early months of the Fund's fiscal year saw equity funds within the portfolio generate solid performance, as investors appeared to regain confidence in the direction of the U.S. economy. As a result, stock prices rose significantly during this period. By contrast, bond markets were in a mild retreat. However, the situation quickly reversed itself in early 2002. Investor confidence was shaken by the emergence of corporate accounting scandals, and further weakened as the threat of global conflicts rose. For much of the period, large-cap stocks were among the hardest hit, which may have been a reflection of the corporate accounting problems generated mostly from that end of the market. By contrast, bond funds in the portfolio began to perform better as interest rates reached their lowest levels in decades.

The difficulties faced by large-cap stocks had a particularly negative impact on the Fund, as most of the equity portfolio (which represents 60% of the Fund) is focused on large-cap funds. All three First American large-cap funds in the portfolio were down by more than 20% for the year, very much in line with the stock market as a whole. Mid- and small-cap funds in the portfolio also declined, but not as dramatically. Some of this downturn was offset by the portfolio's 40% position in First American bond funds, which enjoyed positive returns for the year.

Looking forward, bonds may come close to reaching their peak for the current cycle given the expectation that interest rates will generally rise if the economy continues to improve. At the same time, the environment could eventually turn more favorable for stocks. The Fund's asset allocation may be adjusted modestly if such moves appear timely for the portfolio.

ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002                                            SINCE INCEPTION(5)
                                                                  ---------------------
                                         1 YEAR       5 YEAR      10/01/96      9/24/01
---------------------------------------------------------------------------------------
Class A NAV                              -9.91%           --            --       -7.74%
Class A POP                             -14.82%           --            --      -12.71%
Class B NAV                             -10.43%           --            --       -8.27%
Class B POP                             -14.67%           --            --      -12.54%
Class C NAV                             -10.57%           --            --       -8.41%
Class C POP                             -12.30%           --            --      -10.17%
Class S                                 -10.00%       -0.47%         2.75%           --
Class Y                                  -9.73%           --            --       -7.57%
S&P 500 Composite Index(3)              -20.49%       -1.63%         4.43%      -20.49%
Lehman U.S. Government/Credit
  Bond Index(4)                           9.21%        7.93%         8.15%        9.21%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

STRATEGY GROWTH & INCOME ALLOCATION


VALUE OF A $10,000 INVESTMENT(1,2) AS OF SEPTEMBER 30, 2002
CLASS S
                          FIRST AMERICAN STRATEGY                                LEHMAN U.S. GOVERNMENT/
                  GROWTH & INCOME ALLOCATION FUND   S&P 500 COMPOSITE INDEX(3)       CREDIT BOND INDEX(4)
        10/1996                           $10,000                     $10,000                    $10,000
         9/1997                           $12,047                     $13,668                    $10,709
         9/1998                           $11,785                     $14,903                    $12,084
         9/1999                           $13,295                     $19,044                    $11,888
         9/2000                           $15,274                     $21,574                    $12,687
         9/2001                           $13,074                     $15,831                    $14,359
         9/2002                           $11,766                     $12,670                    $15,713
CLASS Y
         9/2001                           $10,000                     $10,000                    $10,000
         9/2002                            $9,231                      $7,951                    $10,921

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001) and Class Y shares. Performance for Class A, Class B, and Class C is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns.

(3) An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

STRATEGY INCOME ALLOCATION

INVESTMENT OBJECTIVE: HIGH CURRENT INCOME CONSISTENT WITH LIMITED RISK TO
CAPITAL

Despite a heavy weighting in income funds, dramatic underperformance by stocks hurt returns during the fiscal year ended September 30, 2002. In that time, the First American Strategy Income Allocation Fund (the "Fund") declined 2.65% for Class Y shares (Class A shares declined 2.98% at net asset value). For the same period, the Fund's benchmarks had significantly varied performance-the S&P 500 Composite Index lost 20.49%, while the Lehman U.S. Government/Credit Bond Index rose 9.21%*.

Bond markets, after a slow start in the early months of the Fund's fiscal year, proved to be the best place to invest for the 12-month period. After initial optimism about an economic recovery, concerns surfaced about just how strong the recovery would be. As a result, interest rates began to move lower from their already modest levels. U.S. Treasury bonds were the biggest beneficiaries of the move, as investors, increasingly averse to market risk, opted for the relative safety of government-backed bonds. Mortgage-backed securities performed reasonably well, but corporate bonds struggled, particularly those of low-grade issuers. Equity markets declined dramatically during the year, with large-cap stocks among the worst performing segments.

The Fund uses a strategic allocation approach that currently invests about two-thirds of the portfolio's assets in First American fixed-income funds and one-third in First American equity funds. The portfolio's fixed-income component contributed in a positive way, with the First American Fixed Income Fund performing best among the large holdings. Another positive contributor, though only representing a small position in the portfolio, was the First American Real Estate Securities Fund. By contrast, the rest of the Fund's equity holdings, most of which offer a reasonable dividend, were down significantly, comparable to the performance of the stock market as a whole.

During the months ahead, bond markets may be in for more challenges than existed in the past two years. Interest rates are at historically low levels and may increase in the months to come. On the other hand, economic growth appears to be modest at best, which could indicate that inflation will not become a serious threat for investors. Therefore, interest rates may not rise dramatically and positive opportunities will still be available within the bond market. Equity markets may offer better potential to move higher given the currently low valuations of stocks and expectations of improved corporate profits in line with a better economic environment. However, our stock fund holdings are likely to remain quite volatile in the near term.


ANNUALIZED PERFORMANCE(1)
AS OF SEPTEMBER 30, 2002                                           SINCE INCEPTION(5)
                                                                  ---------------------
                                         1 YEAR       5 YEAR      10/01/96      9/24/01
---------------------------------------------------------------------------------------
Class A NAV                              -2.98%           --            --       -1.22%
Class A POP                              -8.29%           --            --       -6.54%
Class B NAV                              -3.66%           --            --       -2.00%
Class B POP                              -8.30%           --            --       -6.64%
Class C NAV                              -3.58%           --            --       -1.92%
Class C POP                              -5.44%           --            --       -3.79%
Class S                                  -2.84%        3.06%         4.58%           --
Class Y                                  -2.65%           --            --       -0.98%
S&P 500 Composite Index(3)              -20.49%       -1.63%         4.43%      -20.49%
Lehman U.S. Government/Credit
  Bond Index(4)                           9.21%        7.93%         8.15%        9.21%

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

STRATEGY INCOME ALLOCATION


VALUE OF A $10,000 INVESTMENT(1,2) AS OF SEPTEMBER 30, 2002
CLASS S
                  FIRST AMERICAN STRATEGY                                  LEHMAN U.S. GOVERNMENT/
                   GROWTH ALLOCATION FUND    S&P 500 COMPOSITE INDEX(3)        CREDIT BOND INDEX(4)
        10/1996                   $10,000                      $10,000                     $10,000
         9/1997                   $11,251                      $13,668                     $10,709
         9/1998                   $12,232                      $14,903                     $12,084
         9/1999                   $12,370                      $19,044                     $11,888
         9/2000                   $13,259                      $21,574                     $12,687
         9/2001                   $13,463                      $15,831                     $14,359
         9/2002                   $13,080                      $12,670                     $15,713
CLASS Y
         9/2001                   $10,000                      $10,000                     $10,000
         9/2002                    $9,901                       $7,951                     $10,921

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assumes reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC for Class B shares is 5.00% and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

(2) Performance presented is for Class S shares (called Class A shares prior to September 24, 2001) and Class Y shares. Performance for Class A, Class B, and Class C is not presented. Class A shares have similar operating expenses to Class S shares, and will have similar returns. Class B and Class C shares have higher expenses than Class S shares, and will have lower returns.

(3) An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors First American Strategy Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of First American Strategy Funds, Inc. (comprised of the Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds) (the "Funds") as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds for the periods presented through September 30, 1998, were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of each of the respective funds constituting First American Strategy Funds, Inc. at September 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernest & Young LLP

Minneapolis, Minnesota
October 29, 2002

SCHEDULE OF INVESTMENTS September 30, 2002

STRATEGY AGGRESSIVE ALLOCATION FUND

DESCRIPTION                                                          SHARES              VALUE (000)
----------------------------------------------------------------------------------------------------
EQUITY FUNDS - 88.8%
First American Investment Funds, Inc. (A)
Emerging Markets Fund                                               580,427                  $ 3,634
     Equity Index Fund                                              670,634                   10,261
     International Fund*                                          1,338,505                    9,905
     Large Cap Growth Fund*                                       1,775,508                   12,180
     Large Cap Value Fund                                         1,193,317                   15,274
     Mid Cap Growth Fund*                                         1,654,838                    7,414
     Mid Cap Value Fund                                             551,867                    7,356
     Small Cap Growth Fund*                                         278,362                    2,497
     Small Cap Value Fund                                           223,179                    2,540
                                                                                            --------
TOTAL EQUITY FUNDS (COST $111,195)                                                            71,061
                                                                                            --------
FIXED INCOME FUNDS - 10.3%
First American Investment Funds, Inc. (A)
     Fixed Income Fund                                              557,767                    6,386
     High Yield Bond Fund                                           115,168                      919
     Strategic Income Fund                                          119,763                      957
                                                                                            --------
TOTAL FIXED INCOME FUNDS (COST $8,339)                                                         8,262
                                                                                            --------
MONEY MARKET FUND - 0.8%
First American Funds, Inc. (A)
     Prime Obligations Fund                                         649,932                      650
                                                                                            --------
TOTAL MONEY MARKET FUND (COST $650)                                                              650
                                                                                            --------
TOTAL INVESTMENTS - 99.9%
     (Cost $120,184)                                                                          79,973
                                                                                            --------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                          52
                                                                                            --------
TOTAL NET ASSETS - 100.0%                                                                    $80,025
                                                                                            --------

*    Non-income producing security

(A)  Investments in these Funds are made in the Y Share Class.

STRATEGY GROWTH ALLOCATION FUND

DESCRIPTION                                                          SHARES              VALUE (000)
----------------------------------------------------------------------------------------------------
EQUITY FUNDS - 73.4%
First American Investment Funds, Inc. (A)
     Emerging Markets Fund                                          264,511                  $ 1,656
     Equity Index Fund                                              834,338                   12,765
     International Fund*                                          1,030,224                    7,624
     Large Cap Growth Fund*                                       2,149,078                   14,743
     Large Cap Value Fund                                         1,530,018                   19,584
     Mid Cap Growth Fund*                                         1,740,280                    7,797
     Mid Cap Value Fund                                             589,137                    7,853
     Small Cap Growth Fund*                                         205,834                    1,846
     Small Cap Value Fund                                           190,602                    2,169
                                                                                            --------
TOTAL EQUITY FUNDS (COST $124,243)                                                            76,037
                                                                                            --------
FIXED INCOME FUNDS - 25.8%
First American Investment Funds, Inc. (A)
     Fixed Income Fund                                            1,815,546                   20,788
     High Yield Bond Fund                                           228,327                    1,822
     Strategic Income Fund                                          510,743                    4,081
                                                                                            --------
TOTAL FIXED INCOME FUNDS (COST $26,842)                                                       26,691
                                                                                            --------
MONEY MARKET FUND - 0.7%
First American Funds, Inc. (A)
     Prime Obligations Fund                                         678,997                      679
                                                                                            --------
TOTAL MONEY MARKET FUND (Cost $679)                                                              679
                                                                                            --------
TOTAL INVESTMENTS - 99.9%
     (Cost $151,764)                                                                         103,407
                                                                                            --------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                          52
                                                                                            --------
TOTAL NET ASSETS - 100.0%                                                                   $103,459
                                                                                            --------

*    Non-income producing security

(A)  Investments in these Funds are made in the Y Share Class.

The accompanying notes are an integral part of the financial statements.

STRATEGY GROWTH & INCOME ALLOCATION FUND

DESCRIPTION                                                          SHARES              VALUE (000)
----------------------------------------------------------------------------------------------------
EQUITY FUNDS - 58.3%
First American Investment Funds, Inc. (A)
     Emerging Markets Fund                                          316,778                 $  1,983
     Equity Index Fund                                            1,519,665                   23,251
     International Fund*                                            944,039                    6,986
     Large Cap Growth Fund*                                       3,110,092                   21,335
     Large Cap Value Fund                                         2,168,139                   27,752
     Mid Cap Growth Fund*                                         1,703,825                    7,633
     Mid Cap Value Fund                                             593,903                    7,917
     Small Cap Growth Fund*                                         255,201                    2,289
     Small Cap Value Fund                                           243,077                    2,766
                                                                                            --------
TOTAL EQUITY FUNDS (COST $168,729)                                                           101,912
                                                                                            --------
FIXED INCOME FUNDS - 41.0%
First American Investment Funds, Inc. (A)
     Fixed Income Fund                                            4,922,984                   56,368
     High Yield Bond Fund                                           493,730                    3,940
     Strategic Income Fund                                        1,420,488                   11,350
                                                                                            --------
TOTAL FIXED INCOME FUNDS (COST $71,641)                                                       71,658
                                                                                            --------
MONEY MARKET FUND - 0.9%
First American Funds, Inc. (A)
     Prime Obligations Fund                                       1,500,511                    1,501
                                                                                            --------
TOTAL MONEY MARKET FUND (COST $1,501)                                                          1,501
                                                                                            --------
TOTAL INVESTMENTS - 100.2%
     (Cost $241,871)                                                                         175,071
                                                                                            --------
OTHER ASSETS AND LIABILITIES, NET - (0.2)%                                                      (304)
                                                                                            --------
TOTAL NET ASSETS - 100.0%                                                                   $174,767
                                                                                            --------

*    Non-income producing security

(A)  Investments in these Funds are made in the Y Share Class.

STRATEGY INCOME ALLOCATION FUND

DESCRIPTION                                                          SHARES              VALUE (000)
----------------------------------------------------------------------------------------------------
EQUITY FUNDS - 33.8%
First American Investment Funds, Inc. (A)
     Equity Income Fund                                             549,101                  $ 5,288
     Equity Index Fund                                              503,768                    7,708
     Real Estate Securities Fund                                    139,133                    1,910
                                                                                            --------
TOTAL EQUITY FUNDS (Cost $20,001)                                                             14,906
                                                                                            --------
FIXED INCOME FUNDS - 65.0%
First American Investment Funds, Inc. (A)
     Fixed Income Fund                                            2,012,306                   23,041
     High Yield Bond Fund                                           170,715                    1,362
     Strategic Income Fund                                          533,784                    4,265
                                                                                            --------
TOTAL FIXED INCOME FUNDS (COST $27,838)                                                       28,668
                                                                                            --------
MONEY MARKET FUND - 1.3%
First American Funds, Inc. (A)
     Prime Obligations Fund                                         597,971                      598
                                                                                            --------
TOTAL MONEY MARKET FUND (Cost $598)                                                              598
                                                                                            --------
TOTAL INVESTMENTS - 100.1%
     (Cost $48,437)                                                                           44,172
                                                                                            --------
OTHER ASSETS AND LIABILITIES, NET - (0.1)%                                                      (38)
                                                                                            --------
TOTAL NET ASSETS - 100.0%                                                                    $44,134
                                                                                            --------

(A)  Investments in these Funds are made in the Y Share Class.

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2002, in thousands, except per share data

                                                                                                     STRATEGY
                                                                           STRATEGY     STRATEGY     GROWTH &     STRATEGY
                                                                         AGGRESSIVE       GROWTH       INCOME       INCOME
                                                                         ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION
                                                                               FUND         FUND         FUND         FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*                                      $  79,973    $ 103,407    $ 175,071    $  44,172
Dividends and interest receivable                                                 1            1            2            1
Capital shares sold                                                             140          110          154           63
Receivable from Advisor                                                          38           53           38         --
Prepaid expenses and other assets                                                17           18           15           16
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 80,169      103,589      175,280       44,252
==========================================================================================================================
LIABILITIES:
Capital shares redeemed                                                          97           74          428           73
Payable for co-administration and custodian fees                                 32           37           52           36
Payable for distribution and shareholder servicing fees                          13           18           31            8
Accrued expenses and other liabilities                                            2            1            2            1
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               144          130          513          118
==========================================================================================================================
NET ASSETS                                                                $  80,025    $ 103,459    $ 174,767    $  44,134
==========================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                         $ 146,410    $ 159,259    $ 253,542    $  52,216
Undistributed net investment income                                            --           --           --             14
Accumulated net realized loss on investments                                (26,174)      (7,443)     (11,975)      (3,831)
Net unrealized depreciation on investments                                  (40,211)     (48,357)     (66,800)      (4,265)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $  80,025    $ 103,459    $ 174,767    $  44,134
==========================================================================================================================
*Investments in securities, at cost                                       $ 120,184    $ 151,764    $ 241,871    $  48,437
CLASS A:
Net assets                                                                $  57,711    $  75,893    $ 131,338    $  34,725
Shares issued and outstanding ($0.01 par value - 10 billion authorized)       8,233       10,227       17,127        3,667
Net asset value and redemption price per share                            $    7.01    $    7.42    $    7.67    $    9.47
Maximum offering price per share (A)                                      $    7.42    $    7.85    $    8.12    $   10.02
CLASS B:
Net assets                                                                $     251    $     182    $     287    $     312
Shares issued and outstanding ($0.01 par value - 10 billion authorized)          36           25           38           33
Net asset value, offering price, and redemption price per share (B)       $    7.00    $    7.40    $    7.65    $    9.45
CLASS C:
Net assets                                                                $     282    $   2,100    $   2,395    $     555
Shares issued and outstanding ($0.01 par value - 10 billion authorized)          40          283          313           59
Net asset value and redemption price per share (B)                        $    7.01    $    7.41    $    7.64    $    9.46
Maximum offering price per share (C)                                      $    7.08    $    7.48    $    7.72    $    9.56
CLASS S:
Net assets                                                                $     772    $     643    $   1,007    $     714
Shares issued and outstanding ($0.01 par value - 20 billion authorized)         110           87          132           75
Net asset value, offering price, and redemption price per share           $    7.00    $    7.41    $    7.64    $    9.47
CLASS Y:
Net assets                                                                $  21,009    $  24,641    $  39,740    $   7,828
Shares issued and outstanding ($0.01 par value - 10 billion authorized)       2,998        3,324        5,193          827
Net asset value, offering price, and redemption price per share           $    7.01    $    7.41    $    7.65    $    9.47
--------------------------------------------------------------------------------------------------------------------------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(B) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the Notes to Financial Statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%. The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the fiscal year ended September 30, 2002, in thousands

                                                                                                     STRATEGY
                                                                           STRATEGY     STRATEGY     GROWTH &     STRATEGY
                                                                         AGGRESSIVE       GROWTH       INCOME       INCOME
                                                                         ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION
                                                                               FUND         FUND         FUND         FUND
--------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Income distributions received from underlying funds                      $   1,087    $   2,455    $   5,721    $   2,111
--------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME                                                      1,087        2,455        5,721        2,111
==========================================================================================================================
 EXPENSES:
 Investment advisory fees                                                       240          314          519          118
 Co-administration fees and expenses (including per account
  transfer agency fees)                                                         387          432          621          235
 Custodian fees                                                                  10           13           21            5
 Directors' fees                                                                  1            2            1            1
 Registration fees                                                               22           26           15           10
 Printing                                                                         6            6           13            1
 Professional fees                                                                3            3            6            1
 Other                                                                           12            3            6            2
 Distribution and shareholder servicing fees - Class A                          200          267          437          104
 Distribution and shareholder servicing fees - Class B                            2            1            1            2
 Distribution and shareholder servicing fees - Class C                            2           14           17            3
 Shareholder servicing fees - Class S                                             1            1            1
--------------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                                 886        1,082        1,658          482
==========================================================================================================================
 Less: Fee waiver                                                              (537)        (611)        (888)        (303)
--------------------------------------------------------------------------------------------------------------------------
 TOTAL NET EXPENSES                                                             349          471          770          179
==========================================================================================================================
 INVESTMENT INCOME - NET                                                        738        1,984        4,951        1,932
--------------------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS - NET:
 Capital gain distributions received from underlying funds                      358          326          389            2
 Net realized loss on investments                                           (17,544)      (5,047)      (4,295)        (763)
 Net change in unrealized appreciation or depreciation of investments        (2,498)     (13,880)     (20,879)      (2,418)
--------------------------------------------------------------------------------------------------------------------------
 NET LOSS ON INVESTMENTS                                                    (19,684)     (18,601)     (24,785)      (3,179)
==========================================================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ (18,946)   $ (16,617)   $ (19,834)   $  (1,247)
==========================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF Changes IN Net Assets in thousands


                                                                                     STRATEGY                  STRATEGY
                                                                                   AGGRESSIVE                    GROWTH
                                                                                   ALLOCATION                ALLOCATION
                                                                                         FUND                      FUND
------------------------------------------------------------------------------------------------------------------------
                                                                         10/1/01      10/1/00      10/1/01      10/1/00
                                                                              TO           TO           TO           TO
                                                                         9/30/02      9/30/01      9/30/02      9/30/01
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                $     738    $     931    $   1,984    $   2,387
Capital gain distributions received from underlying funds                    358        6,882          326        7,601
Net realized gain (loss) on investments                                  (17,544)       1,339       (5,047)       1,337
Net change in unrealized appreciation or depreciation of investments      (2,498)     (39,267)     (13,880)     (39,867)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (18,946)     (30,115)     (16,617)     (28,542)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
      Class A                                                               (630)        (885)      (1,802)      (2,250)
      Class B                                                                 --           --           (1)          --
      Class C                                                                 (1)          --          (14)          --
      Class S                                                                 (3)          --           (5)          --
      Class Y                                                               (149)          --         (298)          --
Net realized gain on investments:
      Class A                                                             (2,393)     (13,750)      (4,547)     (14,555)
      Class B                                                                 (3)          --           --           --
      Class C                                                                 (1)          --           (4)          --
Distributions in excess of net realized gain on investments:
      Class A                                                                 --           --           --           --
Return of capital:
      Class A                                                                (10)          --           (9)          --
      Class C                                                                 --           --           --           --
      Class S                                                                 --           --           --           --
      Class Y                                                                 (4)          --           (3)          --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (3,194)     (14,635)      (6,683)     (16,805)
========================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
        Proceeds from sales                                               18,566      121,794       37,416      149,060
        Reinvestment of distributions                                      3,027           --        6,348           --
         Payments for redemptions                                        (36,635)      (2,727)     (65,528)      (1,837)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions              (15,042)     119,067      (21,764)     147,223
------------------------------------------------------------------------------------------------------------------------
Class B:
        Proceeds from sales                                                  218          100          219           --
        Reinvestment of distributions                                          3           --            1           --
        Payments for redemptions                                              (6)          --           (4)          --
------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                             215          100          216           --
------------------------------------------------------------------------------------------------------------------------
Class C:
        Proceeds from sales                                                  570           70        2,546           44
        Reinvestment of distributions                                          1           --           18           --
        Payments for redemptions                                            (304)          --          (87)          --
------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                             267           70        2,477           44
------------------------------------------------------------------------------------------------------------------------
Class S:
        Proceeds from sales                                                   82       64,488          727       77,765
        Reinvestment of distributions                                          3       14,603            5       16,759
        Payments for redemptions                                            (111)    (156,587)          (2)    (190,686)
        Shares issued in connection with the acquisition of
          the Strategy Global Growth Allocation Fund net assets            1,042           --           --           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                1,016      (77,496)         730      (96,162)
------------------------------------------------------------------------------------------------------------------------
Class Y:
        Proceeds from sales                                               16,897            2       33,436           13
        Reinvestment of distributions                                        123           --          301           --
        Payments for redemptions                                         (17,534)          --       (3,412)          --
        Shares issued in connection with the acquisition of
          the Strategy Global Growth Allocation Fund net assets           30,393           --           --           --
------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                          29,879            2       30,325           13
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         16,335       41,743       11,984       51,118
------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (5,805)      (3,007)     (11,316)       5,771
NET ASSETS AT BEGINNING OF FISCAL YEAR                                    85,830       88,837      114,775      109,004
========================================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                       $  80,025    $  85,830    $ 103,459    $ 114,775
========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF FISCAL YEAR              $      --    $      43    $      --    $     144
========================================================================================================================

                                                                                        STRATEGY
                                                                                        GROWTH &                  STRATEGY
                                                                                          INCOME                    INCOME
                                                                                      ALLOCATION                ALLOCATION
                                                                                            FUND                      FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                            10/1/01      10/1/00      10/1/01      10/1/00
                                                                                 TO           TO           TO           TO
                                                                            9/30/02      9/30/01      9/30/02      9/30/01
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                   $   4,951    $   6,042    $   1,932    $   2,381
Capital gain distributions received from underlying funds                       389       11,592            2          848
Net realized gain (loss) on investments                                      (4,295)         217         (763)         337
Net change in unrealized appreciation or depreciation of investments        (20,879)     (51,733)      (2,418)      (2,710)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (19,834)     (33,882)      (1,247)         856
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
      Class A                                                                (4,443)      (5,686)      (1,810)      (2,244)
      Class B                                                                    (3)          --           (6)          --
      Class C                                                                   (32)          --          (11)          --
      Class S                                                                    (7)          --           (7)          --
      Class Y                                                                  (817)          --         (214)          --
Net realized gain on investments:
      Class A                                                                (6,863)     (21,887)          --           --
      Class B                                                                    --           --           --           --
      Class C                                                                    (1)          --           --           --
Distributions in excess of net realized gain on investments:
      Class A                                                                    --       (1,207)          --           --
Return of capital:
      Class A                                                                   (20)          --          (25)          --
      Class C                                                                    (1)          --           (1)          --
      Class S                                                                    --           --           (1)          --
      Class Y                                                                    (6)          --           (5)          --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (12,193)     (28,780)      (2,080)      (2,244)
==========================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
        Proceeds from sales                                                  35,854      249,017       13,584       53,549
        Reinvestment of distributions                                        11,289           --        1,784           --
         Payments for redemptions                                           (92,589)      (1,647)     (25,098)      (1,749)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                 (45,446)     247,370       (9,730)      51,800
--------------------------------------------------------------------------------------------------------------------------
Class B:
        Proceeds from sales                                                     334           --          341           --
        Reinvestment of distributions                                             2           --            3           --
        Payments for redemptions                                                 (5)          --           (3)          --
--------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                                331           --          341           --
--------------------------------------------------------------------------------------------------------------------------
Class C:
        Proceeds from sales                                                   3,111           --          610           --
        Reinvestment of distributions                                            34           --           10           --
        Payments for redemptions                                               (319)          --          (28)          --
--------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                              2,826           --          592           --
--------------------------------------------------------------------------------------------------------------------------
Class S:
        Proceeds from sales                                                   1,144       67,974          774       19,230
        Reinvestment of distributions                                             7       28,537            8        2,162
        Payments for redemptions                                                (83)    (314,050)         (40)     (78,929)
        Shares issued in connection with the acquisition of
          the Strategy Global Growth Allocation Fund net assets                  --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                   1,068     (217,539)         742      (57,537)
--------------------------------------------------------------------------------------------------------------------------
Class Y:
        Proceeds from sales                                                  51,295           --        9,270           --
        Reinvestment of distributions                                           823           --          215           --
        Payments for redemptions                                             (4,699)          --         (982)          --
        Shares issued in connection with the acquisition of
          the Strategy Global Growth Allocation Fund net assets                  --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                             47,419           --        8,503           --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             6,198       29,831          448       (5,737)
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     (25,829)     (32,831)      (2,879)      (7,125)
NET ASSETS AT BEGINNING OF FISCAL YEAR                                      200,596      233,427       47,013       54,138
==========================================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                          $ 174,767    $ 200,596    $  44,134    $  47,013
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF FISCAL YEAR                 $      --    $     354    $      14    $     135
==========================================================================================================================

(1)  See note 5 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.


                                                                   REALIZED AND
                                          NET ASSET                  UNREALIZED    DIVIDENDS
                                              VALUE          NET       GAINS OR     FROM NET   DISTRIBUTIONS
                                          BEGINNING   INVESTMENT     (LOSSES)ON   INVESTMENT            FROM
                                          OF PERIOD       INCOME    INVESTMENTS       INCOME   CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND (1)
Class A (2)
 2002                                        $ 8.59       $ 0.07        $(1.34)    $(0.07)         $(0.24)
 2001 (3)                                      8.32           --          0.27         --              --
Class B (2)
 2002                                        $ 8.59       $   --        $(1.34)    $(0.01)         $(0.24)
 2001 (3)                                      8.32           --          0.27         --              --
Class C (2)
 2002                                        $ 8.59       $   --        $(1.33)    $(0.01)         $(0.24)
 2001 (3)                                      8.32           --          0.27         --              --
Class S
 2002 (2)                                    $ 8.59       $ 0.06        $(1.34)    $(0.07)         $(0.24)
 2001 (2)                                     13.93         0.10         (3.16)     (0.09)          (2.19)
 2000                                         12.36         0.14          2.62      (0.14)          (1.05)
 1999                                         11.11         0.14          2.05      (0.14)          (0.80)
 1998                                         12.58         0.20         (1.42)     (0.20)          (0.05)
Class Y (2)
 2002                                        $ 8.59       $ 0.08        $(1.32)    $(0.10)         $(0.24)
 2001 (3)                                      8.32           --          0.27         --              --

STRATEGY GROWTH ALLOCATION FUND(1)
Class A (2)
 2002                                        $ 9.01       $ 0.14        $(1.22)    $(0.15)         $(0.36)
 2001 (3)                                      8.77           --          0.24         --              --
Class B (2)
 2002                                        $ 9.01       $ 0.07        $(1.21)    $(0.11)         $(0.36)
 2001 (3)                                      8.77           --          0.24         --              --
Class C (2)
 2002                                        $ 9.00       $ 0.07        $(1.21)    $(0.09)         $(0.36)
 2001 (3)                                      8.77           --          0.23         --              --
Class S
 2002 (2)                                    $ 9.01       $ 0.14        $(1.23)    $(0.15)         $(0.36)
 2001 (2)                                     13.21         0.20         (2.54)     (0.18)          (1.68)
 2000                                         11.85         0.25          2.00      (0.25)          (0.64)
 1999                                         11.05         0.25          1.49      (0.25)          (0.69)
 1998                                         12.12         0.28         (0.98)     (0.28)          (0.09)
Class Y (2)
 2002                                        $ 9.00       $ 0.15        $(1.21)    $(0.17)         $(0.36)
 2001 (3)                                      8.77           --          0.23         --              --


                                                                                                        RATIO OF NET
                                             NET ASSET                                        RATIO OF    INVESTMENT
                                                 VALUE                    NET ASSETS       EXPENSES TO INCOME (LOSS)
                                                END OF         TOTAL          END OF           AVERAGE    TO AVERAGE
                                                PERIOD    RETURN (4)    PERIOD (000)    NET ASSETS (5)    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND (1)
Class A (2)
 2002                                          $ 7.01      (15.58)%         $ 57,711            0.40%       0.73%
 2001 (3)                                        8.59        3.25             85,656            0.57       (0.56)
Class B (2)
 2002                                          $ 7.00      (16.22)%         $    251            1.15%      (0.04)%
 2001 (3)                                        8.59        3.25                100            0.00        0.00
Class C (2)
 2002                                          $ 7.01      (16.11)%         $    282            1.15%      (0.02)%
 2001 (3)                                        8.59        3.25                 71            0.39       (0.39)
Class S
 2002 (2)                                      $ 7.00      (15.65)%         $    772            0.40%       0.76%
 2001 (2)                                        8.59      (25.77)              --              0.40        0.93
 2000                                           13.93       23.38             88,837            0.34        1.00
 1999                                           12.36       20.54             67,013            0.28        1.20
 1998                                           11.11       (9.85)            62,635            0.25        1.66
Class Y (2)
 2002                                          $ 7.01      (15.36)%         $ 21,009            0.15%       0.97%
 2001 (3)                                        8.59        3.25                  2            0.00        0.00

STRATEGY GROWTH ALLOCATION FUND(1)
Class A (2)
 2002                                          $ 7.42      (13.04)%         $ 75,893            0.40%       1.56%
 2001 (3)                                        9.01        2.74            114,716            0.64       (0.60)
Class B (2)
 2002                                          $ 7.40      (13.65)%         $    182            1.15%       0.85%
 2001 (3)                                        9.01        2.74               --              0.00        0.00
Class C (2)
 2002                                          $ 7.41      (13.59)%         $  2,100            1.15%       0.84%
 2001 (3)                                        9.00        2.62                 45            0.33       (0.33)
Class S
 2002 (2)                                      $ 7.41      (13.10)%         $    643            0.40%       1.67%
 2001 (2)                                        9.01      (20.22)              --              0.40        1.87
 2000                                           13.21       19.66            109,004            0.34        1.93
 1999                                           11.85       16.31             88,213            0.28        2.05
 1998                                           11.05       (5.95)            65,656            0.25        2.33
Class Y (2)
 2002                                          $ 7.41      (12.84)%         $ 24,641            0.15%       1.73%
 2001 (3)                                        9.00        2.62                 14            0.00        0.00
                                                  RATIO OF          RATIO OF NET
                                               EXPENSES TO            INVESTMENT
                                                   AVERAGE         INCOME (LOSS)
                                                NET ASSETS        TO AVERAGE NET
                                                (EXCLUDING     ASSETS (EXCLUDING         PORTFOLIO
                                               WAIVERS)(5)              WAIVERS)     TURNOVER RATE
--------------------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE ALLOCATION FUND (1)
Class A (2)
 2002                                               0.95%              0.18%               18%
 2001 (3)                                           0.84              (0.83)               27
Class B (2)
 2002                                               1.70%             (0.59)%              18%
 2001 (3)                                           0.00               0.00                27
Class C (2)
 2002                                               1.70%             (0.59)%              18%
 2001 (3)                                           0.52              (0.52)               27
Class S
 2002 (2)                                           0.95%              0.21%               18%
 2001 (2)                                           0.82               0.51                27
 2000                                               0.75               0.59                43
 1999                                               0.86               0.62                39
 1998                                               0.87               1.04               152
Class Y (2)
 2002                                               0.70%              0.42%               18%
 2001 (3)                                           0.00               0.00                27

STRATEGY GROWTH ALLOCATION FUND(1)
Class A (2)
 2002                                               0.88%              1.08%               22%
 2001 (3)                                           0.92              (0.88)               26
Class B (2)
 2002                                               1.63%              0.37%               22%
 2001 (3)                                           0.00               0.00                26
Class C (2)
 2002                                               1.63%              0.36%               22%
 2001 (3)                                           0.55              (0.55)               26
Class S
 2002 (2)                                           0.88%              1.19%               22%
 2001 (2)                                           0.81               1.46                26
 2000                                               0.74               1.53                42
 1999                                               0.85               1.48                34
 1998                                               0.89               1.69               143
Class Y (2)
 2002                                               0.63%              1.25%               22%
 2001 (3)                                           0.00               0.00                26

(1) On September 24, 2001, existing shareholders were designated as Class A shareholders.

(2) Net investment income per share was based on average shares outstanding throughout the period.

(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(5)  Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.


                                                                  REALIZED AND
                                             NET ASSET              UNREALIZED  DIVIDENDS
                                                 VALUE        NET     GAINS OR   FROM NET  DISTRIBUTIONS   RETURN
                                             BEGINNING INVESTMENT  (LOSSES) ON INVESTMENT           FROM       OF
                                             OF PERIOD     INCOME  INVESTMENTS     INCOME  CAPITAL GAINS  CAPITAL
------------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH & INCOME ALLOCATION FUND (1)
Class A (2)
         2002                                   $ 9.02      $0.21      $ (1.03)    $(0.22)        $(0.31) $    --
         2001 (3)                                 8.82         --         0.20         --             --       --
Class B (2)
         2002                                   $ 9.02      $0.14      $ (1.00)    $(0.20)        $(0.31) $    --
         2001 (3)                                 8.82         --         0.20         --             --       --
Class C (2)
         2002                                   $ 9.02      $0.14      $ (1.02)    $(0.19)        $(0.31) $    --
         2001 (3)                                 8.82         --         0.20         --             --       --
Class S
         2002 (2)                               $ 9.02      $0.21      $ (1.03)    $(0.25)        $(0.31) $    --
         2001 (2)                                12.02       0.29        (1.84)     (0.26)         (1.19)      --
         2000                                    11.51       0.33         1.31      (0.34)         (0.79)      --
         1999                                    11.08       0.32         1.05      (0.32)         (0.62)      --
         1998                                    11.76       0.35        (0.59)     (0.35)         (0.09)      --
Class Y (2)
         2002                                   $ 9.02      $0.22      $ (1.02)    $(0.26)        $(0.31) $    --
         2001 (3)                                 8.82         --         0.20         --             --       --

STRATEGY INCOME ALLOCATION FUND (1)
Class A (2)
         2002                                   $10.20      $0.41      $ (0.69)    $(0.44)        $   --  $ (0.01)
         2001 (3)                                10.02         --         0.18         --             --       --
Class B (2)
         2002                                   $10.19      $0.35      $ (0.71)    $(0.37)        $   --  $ (0.01)
         2001 (3)                                10.02         --         0.17         --             --       --
Class C (2)
         2002                                   $10.19      $0.33      $ (0.68)    $(0.37)        $   --  $ (0.01)
         2001 (3)                                10.02         --         0.17         --             --       --
Class S
         2002 (2)                               $10.19      $0.41      $ (0.69)    $(0.43)        $   --  $ (0.01)
         2001 (2)                                10.48       0.49        (0.33)     (0.45)            --       --
         2000                                    10.48       0.50         0.22      (0.49)         (0.23)      --
         1999                                    11.23       0.53        (0.40)     (0.53)         (0.35)      --
         1998                                    10.82       0.50         0.43      (0.50)         (0.02)      --
Class Y (2)
         2002                                   $10.19      $0.44      $ (0.70)    $(0.45)        $   --  $ (0.01)
         2001 (3)                                10.02         --         0.17         --             --       --

                                                                                                                  RATIO OF
                                                 NET                                            RATIO OF NET   EXPENSES TO
                                               ASSET                                 RATIO OF     INVESTMENT       AVERAGE
                                               VALUE                NET ASSETS    EXPENSES TO  INCOME (LOSS)    NET ASSETS
                                              END OF      TOTAL         END OF        AVERAGE     TO AVERAGE    (EXCLUDING
                                              PERIOD RETURN (4)   PERIOD (000) NET ASSETS (5)     NET ASSETS  WAIVERS) (5)
---------------------------------------------------------------------------------------------------------------------------
STRATEGY GROWTH & INCOME ALLOCATION FUND (1)
Class A (2)
         2002                                 $ 7.67      (9.91)%     $131,338           0.40%          2.36%         0.83%
         2001 (3)                               9.02       2.27        200,596           0.56          (0.52)         0.78
Class B (2)
         2002                                 $ 7.65     (10.43)%     $    287           1.15%          1.64%         1.58%
         2001 (3)                               9.02       2.27             --           0.00           0.00          0.00
Class C (2)
         2002                                 $ 7.64     (10.57)%     $  2,395           1.15%          1.63%         1.58%
         2001 (3)                               9.02       2.27             --           0.00           0.00          0.00
Class S
         2002 (2)                             $ 7.64     (10.00)%     $  1,007           0.40%          2.62%         0.83%
         2001 (2)                               9.02     (14.40)            --           0.40           2.79          0.79
         2000                                  12.02      14.88        233,427           0.34           2.83          0.70
         1999                                  11.51      12.81        209,229           0.28           2.83          0.79
         1998                                  11.08      (2.18)       207,907           0.25           3.05          0.82
Class Y (2)
         2002                                 $ 7.65      (9.73)%     $ 39,740           0.15%          2.58%         0.58%
         2001 (3)                               9.02       2.27             --           0.00           0.00          0.00

STRATEGY INCOME ALLOCATION FUND (1)
Class A (2)
         2002                                 $ 9.47      (2.98)%     $ 34,725           0.40%          4.08%         1.04%
         2001 (3)                              10.20       1.80         47,012           0.55          (0.43)         0.87
Class B (2)
         2002                                 $ 9.45      (3.66)%     $    312           1.15%          3.44%         1.79%
         2001 (3)                              10.19       1.70             --           0.00           0.00          0.00
Class C (2)
         2002                                 $ 9.46      (3.58)%     $    555           1.15%          3.24%         1.79%
         2001 (3)                              10.19       1.70             --           0.00           0.00          0.00
Class S
         2002 (2)                             $ 9.47      (2.84)%     $    714           0.40%          4.26%         1.04%
         2001 (2)                              10.19       1.54             --           0.40           4.71          0.92
         2000                                  10.48       7.18         54,138           0.33           4.81          0.77
         1999                                  10.48       1.13         83,302           0.28           4.83          0.83
         1998                                  11.23       8.72        116,779           0.25           4.63          0.84
Class Y (2)
         2002                                 $ 9.47      (2.65)%     $  7,828           0.15%          4.38%         0.79%
         2001 (3)                              10.19       1.70             --           0.00           0.00          0.00
                                                    RATIO OF NET
                                                      INVESTMENT
                                                   INCOME (LOSS)
                                                  TO AVERAGE NET
                                               ASSETS (EXCLUDING      PORTFOLIO
                                                        WAIVERS)  TURNOVER RATE
-------------------------------------------------------------------------------
STRATEGY GROWTH & INCOME ALLOCATION FUND (1)
Class A (2)
         2002                                               1.93%            20%
         2001 (3)                                          (0.74)            32
Class B (2)
         2002                                               1.21%            20%
         2001 (3)                                           0.00             32
Class C (2)
         2002                                               1.20%            20%
         2001 (3)                                           0.00             32
Class S
         2002 (2)                                           2.19%            20%
         2001 (2)                                           2.40             32
         2000                                               2.47             46
         1999                                               2.32             41
         1998                                               2.48            158
Class Y (2)
         2002                                               2.15%            20%
         2001 (3)                                           0.00             32

STRATEGY INCOME ALLOCATION FUND (1)
Class A (2)
         2002                                               3.44%            23%
         2001 (3)                                          (0.75)            30
Class B (2)
         2002                                               2.80%            23%
         2001 (3)                                           0.00             30
Class C (2)
         2002                                               2.60%            23%
         2001 (3)                                           0.00             30
Class S
         2002 (2)                                           3.62%            23%
         2001 (2)                                           4.19             30
         2000                                               4.37             69
         1999                                               4.28             21
         1998                                               4.04            106
Class Y (2)
         2002                                               3.74%            23%
         2001 (3)                                           0.00             30

(1) On September 24, 2001, existing shareholders were designated as Class A shareholders.

(2) Net investment income per share was based on average shares outstanding throughout the period.

(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(5)  Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS September 30, 2002

1 >  ORGANIZATION

     The Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. in a "Fund of Funds" structure. FASF's articles of incorporation permit the board of directors to create additional funds and classes in the future.

     FASF offers Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge, are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors. The Funds' prospectuses provide a description of the investment objective(s), policies, and strategies for each Fund and each underlying fund.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities and any capital gain distributions on underlying funds for each Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. The character of the distributions paid during the fiscal years ended September 30, 2002 and 2001, were as follows
     (000):

                                                     2002

                                 ORDINARY   LONG TERM      RETURN
     FUND                          INCOME        GAIN   OF CAPITAL      TOTAL
     ------------------------------------------------------------------------
     Strategy Aggressive
      Allocation                   $  840      $2,340          $14    $ 3,194
     Strategy Growth Allocation     2,364       4,307           12      6,683
     Strategy Growth &
      Income Allocation             5,338       6,828           27     12,193
     Strategy Income Allocation     2,048          --           32      2,080

                                                     2002

                                 ORDINARY   LONG TERM       RETURN
     FUND                          INCOME        GAIN   OF CAPITAL      TOTAL
     ------------------------------------------------------------------------
     Strategy Aggressive
      Allocation                  $ 4,385     $10,250          $--    $14,635
     Strategy Growth Allocation     6,611      10,194           --     16,805
     Strategy Growth &
      Income Allocation            11,737      17,043           --     28,780
     Strategy Income Allocation     2,244          --           --      2,244

     As of September 30, 2002 the components of accumulated earnings (deficit) on a tax basis were (000):

                                             STRATEGY     STRATEGY
                                           AGGRESSIVE       GROWTH
                                           ALLOCATION   ALLOCATION
     --------------------------------------------------------------
     Accumulated capital and post-
      October losses                         $(22,441)   $  (1,108)
     Unrealized depreciation                  (43,944)     (54,692)
                                             --------    ---------
     Total accumulated earnings (deficit)    $(66,385)    $(55,800)
                                             ========     ========

                                                 STRATEGY     STRATEGY
                                          GROWTH & INCOME       INCOME
                                               ALLOCATION   ALLOCATION
     -----------------------------------------------------------------
     Accumulated capital and post-
      October losses                             $ (1,287)     $(1,695)
     Unrealized depreciation                      (77,488)      (6,387)
                                                 --------      -------
     Total accumulated earnings (deficit)        $(78,775)     $(8,082)
                                                 ========      =======

     The difference between book and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

     In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     On the Statements of Assets and Liabilities the following adjustments were made (000):

                                     ACCUMULATED     UNDISTRIBUTED    ADDITIONAL
                                    NET REALIZED    NET INVESTMENT       PAID IN
     FUND                             GAIN (LOSS)           INCOME       CAPITAL
     ---------------------------------------------------------------------------
     Strategy Aggressive
      Allocation                              $6                $8          $(14)
     Strategy Growth Allocation               (6)               12            (6)
     Strategy Growth &
      Income Allocation                        2                24           (26)
     Strategy Income Allocation                5                27           (32)

     As of September 30, 2002, (the Fund's most recent fiscal year end), the following Funds have capital loss carryforwards:

     FUND                                AMOUNT (000)   EXPIRATION DATE
     ------------------------------------------------------------------
     Strategy Aggressive Allocation           $6,588          2008-2010
     Strategy Growth Allocation                    9               2010
     Strategy Growth & Income Allocation          44               2010
     Strategy Income Allocation                1,089          2008-2009

     In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryovers was limited for Strategy Aggressive Allocation in the amount (000) of $1,575 per tax year for a portion of Strategy Aggressive Allocation's capital loss carryover.

     Certain Funds incurred a loss for tax purposes for the period of November 1, 2001 to September 30, 2002. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ended September 30, 2003. The following Funds had deferred losses:

     FUND                                            AMOUNT (000)
     --------------------------------------------------------------
     Strategy Aggressive Allocation                    $15,853
     Strategy Growth Allocation                          1,099
     Strategy Growth & Income Allocation                 1,242
     Strategy Income Allocation                            606

     SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc., formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc. ("USBAM"), manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a fee based upon average daily net assets. The fee for the Funds is equal to an annual rate of 0.25% of the average daily net assets of each Fund. USBAM was contractually obligated to waive fees during the most recently completed fiscal year so that total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS"), formerly known as Firstar Mutual Fund Services, LLC (collectively the "Administrators"), serve as Co-Administrators pursuant to a Co-Administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the Co-Administration agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Funds. These services include various legal oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% on the first $8 billion of average net assets, 0.235% on the next $17 billion, 0.22% on the next $25 billion, and 0.20% on the remaining average net assets in the First American Family of Funds. In addition, the Funds pay the Administrators annual fees of $18,500 per class and additional per account fees for transfer agent services.

     For the fiscal year ended September 30, 2002, administration fees paid to USBAM and USBFS for the Funds included in the annual report were as follows:

     FUND                                               AMOUNT (000)
     ---------------------------------------------------------------
     Strategy Aggressive Allocation                         $366
     Strategy Growth Allocation                              422
     Strategy Growth & Income Allocation                     597
     Strategy Income Allocation                              230

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICE FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as the distributor of the Funds for the fiscal year ended September 30, 2002. Under the respective distribution agreements each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares, which may be used by Quasar to provide compensation for sales support and distribution activities. FASF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Funds' Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under these distribution and shareholder servicing agreements, Quasar paid the following amounts to affiliates of USBAM for the fiscal year ended September 30, 2002:

     FUND                                              AMOUNT (000)
     --------------------------------------------------------------
     Strategy Aggressive Allocation                           $183
     Strategy Growth Allocation                                242
     Strategy Growth & Income Allocation                       319
     Strategy Income Allocation                                 97

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                   CONTINGENT DEFERRED SALES CHARGE
                                          AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                   AMOUNT SUBJECT TO CHARGE
     --------------------------------------------------------------
         First                                           5.00%
         Second                                          5.00%
         Third                                           4.00%
         Fourth                                          3.00%
         Fifth                                           2.00%
         Sixth                                           1.00%
         Seventh
         Eighth

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the fiscal year ended September 30, 2002, sales charges paid to affiliates of USBAM for distributing the Funds' shares were as follows:

     FUND                                            AMOUNT (000)
     --------------------------------------------------------------
     Strategy Aggressive Allocation                          $50
     Strategy Growth Allocation                               84
     Strategy Growth & Income Allocation                      95
     Strategy Income Allocation                               19

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and service fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. In addition to the Funds' direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying Funds' expenses.

     For the fiscal year ended September 30, 2002, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

4 >  INVESTMENT SECURITY TRANSACTIONS

     During the fiscal year ended September 30, 2002, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

     FUND                                    PURCHASES        SALES
     --------------------------------------------------------------
     Strategy Aggressive Allocation            $17,429      $35,628
     Strategy Growth Allocation                 34,086       26,851
     Strategy Growth & Income Allocation        41,737       42,049
     Strategy Income Allocation                 10,904       11,786

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2002, are as follows (000):

                                     AGGREGATE       AGGREGATE                   FEDERAL
                                         GROSS           GROSS                    INCOME
     FUND                         APPRECIATION    DEPRECIATION           NET    TAX COST
     -----------------------------------------------------------------------------------
     Strategy Aggressive
      Allocation                          $376        $(44,320)     $(43,944)   $123,917
     Strategy Growth Allocation            967         (55,659)      (54,692)    158,099
     Strategy Growth & Income
      Allocation                         3,082         (80,570)      (77,488)    252,559
     Strategy Income Allocation          2,049          (8,436)       (6,387)     50,559

5 >  CAPITAL SHARE TRANSACTIONS

     FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                                       STRATEGY AGGRESSIVE       STRATEGY GROWTH
                                                                           ALLOCATION FUND       ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------
                                                                        10/1/01    10/1/00    10/1/01    10/1/00
                                                                             TO         TO         TO         TO
                                                                        9/30/02    9/30/01    9/30/02    9/30/01
----------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                                           2,135     10,295      4,096     12,941
  Shares issued in lieu of cash distributions                               336         --        690         --
  Shares redeemed                                                        (4,210)      (323)    (7,292)      (208)
----------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                               (1,739)     9,972     (2,506)    12,733
================================================================================================================
Class B:
  Shares issued                                                              25         12         25         --
  Shares redeemed                                                            (1)        --         --         --
----------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                                   24         12         25         --
================================================================================================================
Class C:
  Shares issued                                                              65          8        287          5
  Shares issued in lieu of cash distributions                                --         --          2         --
  Shares redeemed                                                           (33)        --        (11)        --
----------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                                   32          8        278          5
================================================================================================================
Class S:
  Shares issued                                                              10      5,923         86      7,098
  Shares issued in lieu of cash distributions                                --      1,296          1      1,505
  Shares redeemed                                                           (14)   (13,598)        --    (16,853)
  Shares issued in connection with the acquisition of Fund net assets       114         --         --         --
----------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                                  110     (6,379)        87     (8,250)
================================================================================================================
Class Y:
  Shares issued                                                           1,906         --      3,688          2
  Shares issued in lieu of cash distributions                                15         --         36         --
  Shares redeemed                                                        (2,254)        --       (401)        --
  Shares issued in connection with the acquisition of Fund net assets     3,331         --         --         --
----------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                                2,998         --      3,323          2
================================================================================================================
NET INCREASE IN CAPITAL SHARES                                            1,425      3,613      1,207      4,490
================================================================================================================

                                          STRATEGY GROWTH & INCOME       STRATEGY INCOME
                                                   ALLOCATION FUND       ALLOCATION FUND
----------------------------------------------------------------------------------------
                                                10/1/01    10/1/00    10/1/01    10/1/00
                                                     TO         TO         TO         TO
                                                9/30/02    9/30/01    9/30/02    9/30/01
----------------------------------------------------------------------------------------
Class A:
  Shares issued                                   3,962     22,423      1,338      4,784
  Shares issued in lieu of cash distributions     1,240         --        176         --
  Shares redeemed                               (10,311)      (187)    (2,458)      (173)
----------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                       (5,109)    22,236       (944)     4,611
========================================================================================
Class B:
  Shares issued                                      38         --         33         --
----------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                           38         --         33         --
========================================================================================
Class C:
  Shares issued                                     348         --         60         --
  Shares issued in lieu of cash distributions         4         --          1         --
  Shares redeemed                                   (39)        --         (3)        --
----------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                          313         --         58         --
========================================================================================
Class S:
  Shares issued                                     141      6,680         79      1,889
  Shares issued in lieu of cash distributions         1      2,713          1        199
  Shares redeemed                                   (10)   (28,817)        (4)    (7,253)
----------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                          132    (19,424)        76     (5,165)
========================================================================================
Class Y:
  Shares issued                                   5,655         --        903         --
  Shares issued in lieu of cash distributions        95         --         22         --
  Shares redeemed                                  (557)        --        (98)        --
----------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                        5,193         --        827         --
========================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES           567      2,812         50       (554)
========================================================================================

6 >  FUND MERGERS

     On May 14, 2002, shareholders of the Strategy Global Growth Allocation Fund approved the Agreement and Plan of Reorganization recommended by the board of directors, providing for the merger of the Strategy Global Growth Allocation Fund into the Strategy Aggressive Allocation Fund at the close of business May 17, 2002. Under the Agreement and Plan of Reorganization, Class S and Class Y shares of the Strategy Global Growth Allocation Fund were exchanged for Class S and Class Y shares, respectively, of the Strategy Aggressive Allocation Fund on a tax free basis. The following table illustrates the specifics of the merger (000):

                                                           ACQUIRED     SHARES ISSUED TO
                                                           FUND NET      SHAREHOLDERS OF    ACQUIRING FUND     COMBINED   TAX STATUS
      ACQUIRED FUND                   ACQUIRING FUND         ASSETS        ACQUIRED FUND        NET ASSETS   NET ASSETS  OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
First American Strategy Global  First American Strategy
Growth Allocation               Aggressive Allocation (1)   $31,435(2)                             $95,702     $127,137  Non-taxable
  Class S                       Class S                                             114
  Class Y                       Class Y                                           3,331

(1)  Accounting Survivor

(2) Includes capital loss carryover of $6,178, unrealized depreciation of $4,674, and distributions in excess of net investment income of $114.

NOTICE TO SHAREHOLDERS September 30, 2002

     THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAW. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES THAT MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2002 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

     Dear First American Strategy Fund Shareholders:

     For the fiscal year ended September 30, 2002, each Fund has designated long-term capital gains and exempt income with regard to distributions paid during the year as follows:

                                                    (A)                (B)
                                              LONG TERM           ORDINARY
                                          CAPITAL GAINS             INCOME              TOTAL              (C)
                                          DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTIONS       QUALIFYING
                                            (TAX BASIS)        (TAX BASIS)        (TAX BASIS)    DIVIDENDS (D)
--------------------------------------------------------------------------------------------------------------
     Strategy Aggressive Allocation                  73%               27%               100%              93%
     Strategy Growth Allocation                      64                36                100               93
     Strategy Growth & Income Allocation             56                44                100               98
     Strategy Income Allocation                       0               100                100              100

     (A)  and (B) are based on a percentage of the Fund's total distributions.

     (C)  is based on a percentage of ordinary income distributions of the Fund.

     (D) Qualifying dividends represent percentage of ordinary income dividends which qualify for the corporate dividends received deduction.

NOTICE TO SHAREHOLDERS September 30, 2002

DIRECTORS AND OFFICERS OF THE FUND

Independent Directors

                                                                                                                          OTHER
                                                                                                                          DIRECTOR-
                           POSITION(S) TERM OF OFFICE                                              NUMBER OF PORTFOLIOS   SHIPS
NAME, ADDRESS, AND AGE     HELD        AND LENGTH OF                       PRINCIPAL OCCUPATION(S) IN FUND COMPLEX        HELD BY
                           WITH FUND   TIME SERVED                         DURING PAST 5 YEARS     OVERSEEN BY DIRECTOR   DIRECTOR+
------------------------------------------------------------------------------------------------------------------------------------
Roger A. Gibson,             Director  Term expiring earlier of death,      Vice President, Cargo  First American Funds   None
1200 Algonquin Road,                   resignation, removal,                - United Airlines,     Complex: thirteen
Elk Grove Village, Illinois            disqualification, or successor duly  since July 2001; Vice  registered investment
60007 (56)                             elected and qualified. Director of   President, North       companies, including
                                       FASF since October 1997              America-Mountain       sixty nine portfolios
                                                                            Region for United
                                                                            Airlines (1995-2001)

Andrew M. Hunter III,        Director  Term expiring earlier of death,      Chairman, Hunter,      First American Funds   None
537 Harrington Road,                   resignation, removal,                Keith Industries, a    Complex: thirteen
Wayzata, Minnesota                     disqualification, or successor duly  diversified            registered investment
55391 (55)                             elected and qualified. Director of   manufacturing and      companies, including
                                       FASF since January 1997              services management    sixty nine portfolios
                                                                            company, since 1975

Leonard W. Kedrowski,        Director  Term expiring earlier of death,      Owner, Executive and   First American Funds   None
16 Dellwood Avenue,                    resignation, removal,                Management             Complex: thirteen
Dellwood, Minnesota                    disqualification, or successor duly  Consulting, Inc., a    registered investment
55110 (61)                             elected and qualified. Director of   management consulting  companies, including
                                       FASF since June 1996                 firm, since 1992;      sixty nine portfolios
                                                                            Chief Executive
                                                                            Officer, Creative
                                                                            Promotions
                                                                            International, LLC, a
                                                                            promotional award
                                                                            programs and products
                                                                            company, since 1999;
                                                                            Board member, GC
                                                                            McGuiggan Corporation
                                                                            (dba Smyth
                                                                            Companies), a label
                                                                            printer, since 1993;
                                                                            Advisory Board
                                                                            member, Designer
                                                                            Doors, manufacturer
                                                                            of designer doors
                                                                            from 1998-2002; acted
                                                                            as CEO of Graphics
                                                                            Unlimited from
                                                                            1996-1998

Richard K. Riederer,         Director  Term expiring earlier of death,      Retired; President     First American Funds   None
741 Chestnut Road,                     resignation, removal,                and Chief Executive    Complex: thirteen
Sewickley, Pennsylvania                disqualification, or successor duly  Officer, Weirton       registered investment
15143 (58)                             elected and qualified. Director of   Steel (1995-2001);     companies, including
                                       FASF since August 2001               Director, Weirton      sixty nine portfolios
                                                                            Steel (1993-2001)

Joseph D. Strauss,           Director  Term expiring earlier of death,      Chairman of FAF's and  First American Funds   None
8525 Edinbrook Crossing,               resignation, removal,                FAIF's Boards from     Complex: thirteen
Suite 5, Brooklyn Park,                disqualification, or successor duly  1993 to September      registered investment
Minnesota 55443 (62)                   elected and qualified. Director of   1997 and of FASF's     companies, including
                                       FASF since June 1996                 Board from June 1996   sixty nine portfolios
                                                                            to September 1997;
                                                                            President of FAF and
                                                                            FAIF from June 1989
                                                                            to November 1989;
                                                                            Owner and Executive
                                                                            Officer, Excensus TM
                                                                            LLC, a consulting
                                                                            firm, since 2001;
                                                                            Owner and President,
                                                                            Strauss Management
                                                                            Company, a Minnesota
                                                                            holding company for
                                                                            various
                                                                            organizational
                                                                            management business
                                                                            ventures, since 1993;
                                                                            Owner, Chairman and
                                                                            Chief Executive
                                                                            Officer, Community
                                                                            Resource
                                                                            Partnerships, Inc., a
                                                                            strategic planning,
                                                                            operations
                                                                            management,
                                                                            government relations,
                                                                            transportation
                                                                            planning and public
                                                                            relations
                                                                            organization, since
                                                                            1993; attorney at law

                                                                                                                        OTHER
                                                                                                                        DIRECTOR-
                           POSITION(S)   TERM OF OFFICE                                          NUMBER OF PORTFOLIOS   SHIPS
NAME, ADDRESS, AND AGE     HELD          AND LENGTH OF               PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX        HELD BY
                           WITH FUND     TIME SERVED                 DURING PAST 5 YEARS         OVERSEEN BY DIRECTOR   DIRECTOR+
------------------------------------------------------------------------------------------------------------------------------------
Virginia L. Stringer,      Chair;        Chair term three years.     Owner and President,        First American Funds   None
712 Linwood Avenue,        Director      Director term expiring      Strategic Management        Complex: thirteen
St. Paul, Minnesota                      earlier of death,           Resources, Inc., a          registered investment
55105 (58)                               resignation, removal,       management consulting       companies, including
                                         disqualification, or        firm, since 1993;           sixty nine portfolios
                                         successor duly elected      Executive Consultant for
                                         and qualified. Chair of     State Farm Insurance
                                         FASF's Board since          Company since 1997;
                                         September 1997; Director    formerly President and
                                         of FASF since June 1996     Director, The Inventure
                                                                     Group, a management
                                                                     consulting and training
                                                                     company; President,
                                                                     Scott's, Inc., a
                                                                     transportation company,
                                                                     and Vice President of
                                                                     Human Resources, The
                                                                     Pillsbury Company

James M. Wade,             Director      Term expiring earlier of    Owner and President, Jim    First American Funds   None
2802 Wind Bluff Circle,                  death, resignation,         Wade Homes, a               Complex: thirteen
Wilmington, North Carolina               removal,                    homebuilding company,       registered investment
28409 (59)                               disqualification, or        since 1999                  companies, including
                                         successor duly elected                                  sixty nine portfolios
                                         and qualified. Director
                                         of FASF since August 2001


Interested Director(s)

John M. Murphy, Jr.,       Director      Term expiring earlier of    Executive Vice President,   First American Funds   None
800 Nicollet Mall,                       death, resignation,         U.S. Bancorp since          Complex: thirteen
Minneapolis, Minnesota                   removal,                    January 1999; Minnesota     registered investment
55402 (61) *                             disqualification, or        State Chairman - U.S.       companies, including
                                         successor duly elected      Bancorp since 2000;         sixty nine portfolios
                                         and qualified. Director     Chairman and Chief
                                         of FASF since June 1999     Investment Officer, First
                                                                     American Asset Management
                                                                     and U.S. Bank Trust,
                                                                     N.A., and Executive Vice
                                                                     President, U.S. Bancorp
                                                                     (1991-1999).

Officers

                             POSITION(S)           TERM OF OFFICE
NAME, ADDRESS, AND AGE       HELD                  AND LENGTH OF                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                             WITH FUND             TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr.,     President             Re-elected by the Board annually;     Chief Executive Officer of U.S.
U.S. Bancorp Asset                                 President of FASF since February      Bancorp Asset Management, Inc.
Management, Inc.,                                  2001                                  since May 2001; Chief Executive
800 Nicollet Mall,                                                                       Officer of First American Asset
Minneapolis, Minnesota                                                                   Management from December 2000
55402 (40)**                                                                             through May 2001 and of Firstar
                                                                                         Investment & Research Management
                                                                                         Company from February 2001 through
                                                                                         May 2001; Senior Managing Director
                                                                                         and Head of Equity Research of U.S.
                                                                                         Bancorp Piper Jaffray from October
                                                                                         1998 through December 2000; Senior
                                                                                         Airline Analyst and Director,
                                                                                         Equity Research of Credit Suisse
                                                                                         First Boston through 1998

Mark S. Jordahl,             Vice President-       Re-elected by the Board annually;     Chief Investment Officer of U.S.
U.S. Bancorp Asset           Investments           Vice President - Investments of       Bancorp Asset Management, Inc.
Management, Inc.,                                  FASF since September 2001             since September 2001; President and
800 Nicollet Mall,                                                                       Chief Investment Officer, ING
Minneapolis, Minnesota                                                                   Investment Management-Americas
55402 (42)**                                                                             (September 2000 to June 2001);
                                                                                         Senior Vice President and Chief
                                                                                         Investment Officer, ReliaStar
                                                                                         Financial Corp. (January 1998 to
                                                                                         September 2000); Executive Vice
                                                                                         President and Managing Director,
                                                                                         Washington Square Advisers (January
                                                                                         1996 to December 1997)

Jeffery M. Wilson,           Vice President-       Re-elected by the Board annually;     Senior Managing Director of U.S.
U.S. Bancorp Asset           Administration        Vice President - Administration of    Bancorp Asset Management since May
Management, Inc.,                                  FASF since March 2000                 2001; Senior Vice President of
800 Nicollet Mall,                                                                       First American Asset Management
Minneapolis, Minnesota                                                                   through May 2001
55402 (46)**

Robert H. Nelson,            Treasurer             Re-elected by the Board annually;     Chief Operating Officer of U.S.
U.S. Bancorp Asset                                 Treasurer of FASF since March 2000    Bancorp Asset Management since May
Management, Inc.,                                                                        2001; Senior Vice President of
800 Nicollet Mall,                                                                       First American Asset Management
Minneapolis, Minnesota                                                                   from 1998 through May 2001 and of
55402 (39)**                                                                             Firstar Investment & Research
                                                                                         Management Company from February
                                                                                         2001 through May 2001; Senior Vice
                                                                                         President of Piper Capital
                                                                                         Management Inc. through 1998

James D. Alt,                Secretary             Re-elected by the Board annually;     Partner, Dorsey & Whitney LLP, a
50 South Sixth Street,                             Assistant Secretary of FASF from      Minneapolis-based law firm
Suite 1500,                                        September 1998 through June 2002.
Minneapolis, Minnesota                             Secretary of FASF since June 2002.
55402 (51)

Michael J. Radmer,           Assistant Secretary   Re-elected by the Board annually;     Partner, Dorsey & Whitney LLP, a
50 South Sixth Street,                             Assistant Secretary of FASF since     Minneapolis-based law firm
Suite 1500,                                        March 2000; Secretary of FASF from
Minneapolis, Minnesota                             September 1999 through March 2000
55402 (57)

Kathleen L. Prudhomme,       Assistant Secretary   Re-elected by the Board annually;     Partner, Dorsey & Whitney LLP, a
50 South Sixth Street,                             Assistant Secretary of FASF since     Minneapolis-based law firm
Suite 1500,                                        September 1998
Minneapolis, Minnesota
55402 (49)

Douglas G. Hess,             Assistant Secretary   Re-elected by the Board annually;     Assistant Vice President, Fund
615 E. Michigan Street,                            Assistant Secretary of FASF since     Compliance Administrator, U.S.
Milwaukee, Wisconsin                               September 2001                        Bancorp Fund Services, LLC (FKA
53202 (35)**                                                                             Firstar Mutual Fund Services, LLC)
                                                                                         since March 1997

* Mr. Murphy is considered an "interested" Director because of his employment with U.S. Bancorp, U.S. Bancorp Asset Management Inc., and U.S. Bank Trust National Association, and his ownership of securities issued by U.S. Bancorp.

** Messrs. Schreier, Jordahl, Wilson, and Nelson are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor for FASF. Mr. Hess is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FASF.

+ Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

FAF  First American Funds, Inc.

FAIF First American Investment Funds, Inc.

FASF First American Strategy Funds, Inc.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

Board of Directors First American Strategy Funds, Inc.

ROGER GIBSON
Director of First American Strategy Funds, Inc.
Vice President of North America-Mountain Region for United Airlines

ANDREW HUNTER III
Director of First American Strategy Funds, Inc.
Chairman of Hunter, Keith Industries, Inc.

LEONARD KEDROWSKI
Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

JOHN MURPHY JR.
Director of First American Strategy Funds, Inc.
Executive Vice President of U.S. Bancorp

RICHARD RIEDERER
Director of First American Strategy Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of First American Strategy Funds, Inc.
Former Chairman of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of First American Strategy Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

[FIRST AMERICAN FUNDS(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

Please refer to the enclosed prospectus which contains more complete information on the First American Funds, including risks, fees, and expenses. Please read it carefully before investing or sending money. This report is intended for shareholder use only and must be preceded or accompanied by the prospectus.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402

FIRST AMERICAN FUNDS                                            Prsrt. Std.
P.O. Box 1330                                                   U.S Postage
Minneapolis, MN 55440-1330                                         PAID
                                                                 Mpls. MN
                                                              Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

2251-02       11/2002     AR-ASSETR